Oil and Gas Investments (Details)			12 Months Ended
	Nov. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Oil and Gas Investments (Details) [Line Items]
Deposits Assets, Current		$ 0	$ 8,750,000
Other Deferred Costs, Gross		0	4,884,208
Business Combination, Acquisition Related Costs		$ 0	525,000
Bakken Assets [Member]
Oil and Gas Investments (Details) [Line Items]
Gas and Oil Area Developed, Net	3.10%
Productive Oil Wells, Number of Wells, Net	204
Gas and Oil Area Undeveloped, Net	547
Business Combination, Consideration Transferred	$ 87,500,000
Purchase Agreement, Deposit Percentage	10.00%
Deposits Assets, Current	$ 8,750,000
Advisory and Consulting Services Related Party	$ 5,300,000
Asset Disposal Fee, Related Party, Percentage	5.00%
Other Deferred Costs, Gross			4,900,000
Business Combination, Acquisition Related Costs			$ 500,000